Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Assets, Liabilities, Result of Operations and Cash Flows of VIEs and its Subsidiaries
The following table sets forth the assets, liabilities, results of operations and cash flows of VIEs and its subsidiaries, which are included in the Group’s consolidated financial statements. Transactions between the VIEs and its subsidiaries are eliminated in the balances presented below:

	As of
	December 31, 2021	December 31, 2022
Assets
Current assets
Cash and cash equivalents	19,783	32,147
Restricted cash	13,160	7,384
Short-term investments	33,600	6,402
Accounts receivable, net	770,797	110,523
Amount due from subsidiaries of the Company	937,831	470,966
Amount due from related parties	259,863	48,284
Prepayments and other current assets	114,317	95,568

Total current assets	2,149,351	771,274

Non-current assets
Property and equipment, net	12,828	5,002
Long-term investments	1,416	—
Right-of-use assets	26,120	21,879
Intangible assets	99,582	6,574
Other non-current assets	2,164	1,426

Total non-current assets	142,110	34,881

Total assets	2,291,461	806,155

Liabilities
Current liabilities
Accounts payable	255,182	330,550
Amount due to subsidiaries of the Company	5,505,444	5,644,725
Amount due to related parties	1,495	—
Registered users’ loyalty payable	55,392	29,773
Advance from customers and deferred revenue	122,594	11,963
Salary and welfare payable	42,237	28,048
Tax payable	15,288	29,584
Lease liabilities, current	11,675	15,083
Accrued liabilities related to users’ loyalty programs	99,360	64,589
Accrued liabilities and other current liabilities	1,299,057	301,713

Total current liabilities	7,407,724	6,456,028
Lease liabilities, non-current	15,985	7,599

Total liabilities	7,423,709	6,463,627

	Year ended December 31,
	2020	2021	2022
Revenues:
Third-party revenues	5,238,682	4,336,388	828,341
Intra-Group revenues	—	188,298	579,967

Total revenues	5,238,682	4,524,686	1,408,308
Cost of revenues:
Third-party cost of revenue	(1,476,216)	(867,701)	(446,189)
Intra-Group cost of revenues	(15,462)	(18,959)	(376,184)

Total cost of revenues	(1,491,678)	(886,660)	(822,373)

Gross profit	3,792,004	3,638,026	585,935
Operating expenses:
Third-party operating expenses	(4,357,603)	(4,067,548)	(572,365)
Intra-Group operating expenses	(545,327)	(951,702)	(384,197)

Total operating expenses	(4,902,930)	(5,019,250)	(956,562)

Other operating income	22,999	18,659	9,153

Loss from Operations	(1,087,927)	(1,362,565)	(361,474)
Non-operating income/(expense)	(8,281)	22,282	(9,311)

Loss before income tax expense	(1,096,208)	(1,340,283)	(370,785)

Income tax expense	—	(131)	(54)
Equity in loss of affiliate companies	—	(3,195)	(1,416)

Net loss	(1,096,208)	(1,343,609)	(372,255)

	Year ended December 31,
	2020	2021	2022
Net cash used in operating activities	(391,007)	(190,975)	(22,037)
Net cash provided by/(used in) investing activities	(80,506)	63,047	28,625
Net cash provided by financing activities	512,233	84,471	—
Net increase (decrease) in cash and cash equivalents	40,720	(43,457)	6,588
Cash and cash equivalents , restricted cash at the beginning of year	35,680	76,400	32,943
Cash and cash equivalents, restricted cash at the end of year	76,400	32,943	39,531

Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis	The following table sets forth the Group’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy:

As of December 31, 2021	Level 1	Level 2	Level 3	Balance at fair value
Assets
Short-term investments — Wealth management products	—	192,900	—	192,900

As of December 31, 2022	Level 1	Level 2	Level 3	Balance at fair value
Assets
Short-term investments — Wealth management products	—	26,402	—	26,402

Schedule of Estimated Useful Lives	The estimated useful lives are as follows:

Leasehold improvements	Over the shorter of lease term or estimated useful lives of the assets

Office equipment	3 – 5 years

Schedule of Disaggregation of Revenue
In the following table, revenue is disaggregated by major service line and gross vs net recognition.

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$ (Note 2(e))
Major service line
Advertising service provided to advertising customers, recorded gross (1)	3,857,233	2,533,327	404,443	58,638
Advertising service provided to advertising platforms, recorded net	1,189,602	1,557,056	434,934	63,060
Other service
Agent and platform services	7,904	22,004	4,355	631
Live streaming and online games	193,141	140,269	195,213	28,303
Other revenues	37,315	86,947	44,100	6,394

Total Other services	238,360	249,220	243,668	35,328

Net Revenues	5,285,195	4,339,603	1,083,045	157,026

(1)
For the years ended December 31, 2020, 2021 and 2022 revenue in advertising services provided to advertising customers which recorded gross include integrated marketing solution services which amounted to RMB248.2 million, RMB39.8 million and nil.